Consolidated Statements of Income (Loss) and Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue (Note 12)	$ 17,637	$ 6,197
Expenses:
Operating costs (Note 13(a))	14,003	8,361
Depreciation of property and equipment (Note 5)	396	549
Amortization of intangible assets (Note 6)	364	316
Depreciation of right of use assets (Note 7)	333	314
Loss on disposal of equipment (Note 5)		3
Expenses	15,096	9,543
Operating income (loss)	2,541	(3,346)
Loss on fair value of investment (Note 8)	(72)	(162)
Financing costs (Note 13(b))	(89)	(61)
Financing income	44	4
Gain (loss) on foreign currency translation	39	(79)
Income (loss) before income taxes	2,463	(3,644)
Current (Note 16)		(57)
Income tax expense		(57)
Income (loss) for the period	2,463	(3,701)
Other comprehensive loss:
Foreign currency translation differences	9	(15)
Comprehensive income (loss) for the period	$ 2,472	$ (3,716)
Basic income (loss) per share	$ 0.05	$ (0.10)
Diluted income (loss) per share	$ 0.05	$ (0.10)
Weighted average number of Class A common shares - basic	45,962,966	38,446,599
Weighted average number of Class A common shares - diluted	50,524,804	38,446,599